Asset Impairment Expense (Tables)	12 Months Ended
Dec. 31, 2022
Impairment or Disposal of Tangible Assets Disclosure [Abstract]
Details of Impairment of Long-Lived Assets Held and Used by Asset

Year ended December 31, (in millions)	2022	2021	2020
Maritza	$468	$—	$—
TEG TEP	193	—	—
Jordan	76	—	—
Ventanas 3 & 4	—	649	—
Puerto Rico	—	475	—
Angamos	—	155	564
Buffalo Gap III	—	91	—
Buffalo Gap II	—	73	—
Mountain View I & II	—	67	—
Buffalo Gap I	—	29	—
Estrella del Mar I	—	11	30
Ventanas 1 & 2	—	—	213
Hawaii	—	—	38
Other	26	25	19
Total	$763	$1,575	$864